UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                    (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

with a copy to:
The Law Offices of John H. Lively & Associates, Inc.
 A Member Firm of the 1940 Act Law Group
 2041 West 141st Terrace, Suite 119
 Leawood, KS 66224

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2009
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

UNITED STATES AGENCY & RELATED OBLIGATIONS - 42.52%
* Alter Barge Line Title XI	215,000	6.000%	3/1/2026	$236,330
* Ecuador Government AID Bond	26,829	7.050%	5/1/2015	30,325
JPMorgan Chase TLGP	250,000	2.125%	6/22/2012	252,870
Matson Navigation Co Inc Title XI	494,000	5.337%	9/4/2028	510,114
Morgan Stanley TLGP	250,000	1.950%	6/20/2012	252,314
Perforadora Central SA de CV Title XI	270,066	5.240%	12/15/2018	290,833
Reinauer Maritime Co LLC Title XI	560,000	5.875%	11/30/2026	609,661
Rowan Cos Inc Title XI	285,709	2.800%	10/20/2013	290,711
SBA Series 1992-20H	49,475	7.400%	8/1/2012	50,901
SBA Series 1995-20L	52,870	6.450%	12/1/2015	57,193
SBA Series 1997-20A	46,755	7.150%	1/1/2017	51,016
SBA Series 1998-20B	143,405	6.150%	2/1/2018	154,504
SBA Series 2000-20K	304,510	7.220%	11/1/2020	332,215
SBA Series 2001-20A	237,213	6.290%	1/1/2021	254,671
SBA Series 2001-20K	395,393	5.340%	11/1/2021	416,772
SBA Series 2002-10B	182,514	5.300%	3/1/2012	187,182
SBA Series 2003-10B	198,519	3.390%	3/1/2013	202,600
SBA Series 2004-20D	150,001	4.770%	4/1/2024	156,006
SBA Series 2005-20B	229,093	4.625%	2/1/2025	237,303
SBA Series 2005-20L	135,091	5.390%	12/1/2025	143,238
SBA Series 2006-20H	154,830	5.700%	8/1/2026	166,728
SBA Series 2006-20K	481,846	5.360%	11/1/2026	512,625
SBA Series 2007-20G	34,712	5.820%	7/1/2027	37,712
SBA Series 2007-20I	128,588	5.560%	9/1/2027	138,200
SBA Series 2008-20A	178,631	5.170%	1/1/2028	189,222
SBA Series 2008-20C	90,025	5.490%	3/1/2028	95,388
SBA Series 2008-20D	177,337	5.370%	4/1/2028	187,916
SBA Series 2008-20E	112,035	5.490%	5/1/2028	119,333
SBA Series 2008-20I	131,238	5.600%	9/1/2028	139,881
SBA Series 2009-20C	97,179	4.660%	3/1/2029	100,432
SBA Series 2009-20F	147,090	4.950%	6/1/2029	153,281
Sterling Equipment Title XI	218,706	6.125%	9/28/2019	240,898
Tennessee Valley Authority	150,000	4.650%	6/15/2035	134,133

Total United States Agency & Related Obligations (Cost $6,724,896)				6,932,508

ASSET-BACKED SECURITIES - 0.46%
Consumer Funding 2001-A4	34,547	4.980%	4/20/2012	34,711
Massachusetts RRB Trust 1999-1 A5	40,357	7.030%	3/15/2012	40,901

Total Asset-Backed Securities (Cost $77,018)				75,612

				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

MORTGAGE-BACKED SECURITIES - 16.00%
	Fannie Mae Grantor Trust 2001-T2 A	151,584	5.780%	11/25/2010	$151,584
	Fannie Mae Pool #958736	156,102	4.940%	5/1/2019	160,997
*	Fannie Mae Pool #AD0166	149,446	4.874%	8/1/2019	153,249
*	Fannie Mae Pool #AD0342	149,711	4.639%	10/1/2019	151,626
	Fannie Mae Pool #745275	222,707	5.000%	2/1/2036	228,982
	Fannie Mae Pool #926050	215,269	5.000%	4/1/2038	221,154
	Fannie Mae Pool #931293	148,975	6.000%	6/1/2039	157,563
*	Federal Agricultural Mortgage Corp	271,745	6.763%	4/25/2013	294,212
	Federal Home Loan Mortgage Corp	150,000	3.750%	3/27/2019	147,063
*	FHA Downtowner Apartments	27,142	0.084%	11/1/2011	27,276
*	FHA Reilly #046	11,598	0.065%	12/1/2008	11,085
*	FHA USGI #87	32,941	0.074%	8/1/2023	32,873
	Ginnie Mae II Pool #3665	412,273	5.500%	1/20/2035	433,676
*	Ginnie Mae II Pool #4441	238,296	5.000%	5/20/2039	251,677
	Ginnie Mae Trust 2002-36	32,090	3.261%	12/16/2021	32,164
	Ginnie Mae Trust 2004-6A	7,373	5.864%	10/16/2023	7,400
	Ginnie Mae Trust 2009-27 B	150,000	4.353%	2/16/2041	146,166

Total Mortgage-Backed Securities (Cost $2,554,746)					2,608,747

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.72%
	Citigroup/Deutsche Bank CMT 2006-CD3 AJ	655,000	5.688%	10/15/2048	378,986
	JP Morgan Chase CMS Corp Trust 2006-CB17 A3	300,000	5.450%	12/12/2043	307,763
	Merrill Lynch/Countrywide CMT 2006-3 AM	320,000	5.456%	7/12/2046	245,712

Total Commercial Mortgage-Backed Securities (Cost $1,178,003)					932,461

CORPORATE OBLIGATIONS - 32.11%

Financials - 9.52%
	GMAC Inc	175,000	6.875%	8/28/2012	171,248
	Provident Cos Inc	375,000	7.000%	7/15/2018	360,085
	USB Capital IX	650,000	6.189%	12/29/2049	522,437
	Wachovia Capital Trust III	650,000	5.800%	3/15/2042	497,250
					1,551,020
Industrials - 16.35%
	American Airlines Pass Through Trust 2001-01	387,973	6.977%	5/23/2021	312,319
*	Burlington Northern and Santa Fe Railway 1998-CTR	240,413	6.230%	7/2/2018	268,253
	Continental Airlines Inc	273,093	7.707%	4/2/2021	263,535
	CSXT TRUST 1998 A	300,000	6.550%	6/15/2013	329,481
	CVS Pass-Through Trust	185,613	6.036%	12/10/2028	175,653
*	Federal Express Corp 1999 Pass Through Trust	109,694	7.650%	1/15/2022	130,851
	Ford Motor Credit Co LLC	250,000	7.375%	2/1/2011	255,097

					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2009
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

Industrials - (continued)
GATX Financial Corp	500,000	6.273%	6/15/2011	$515,519
Pulte Homes Inc	325,000	5.250%	1/15/2014	319,313
* Union Pacific Railroad Co 2001 Pass Through Trust	83,783	6.630%	1/27/2022	95,689
				2,665,710
Utilities - 6.24%
Commonwealth Edison Co	200,000	5.900%	3/15/2036	198,897
FPL Group Capital Inc	450,000	6.350%	10/1/2066	416,250
Nevada Power Co	375,000	5.875%	1/15/2015	402,430
				1,017,577

Total Corporate Obligations (Cost $5,499,972)				5,234,307

INVESTMENT COMPANY - 1.40%
§ Dreyfus Treasury Cash Management, 0.08%	228,525			228,525

Total Investment Company (Cost $228,525)				228,525

Total Value of Investments (Cost $16,263,160) - 98.21%				$16,012,160

Other Assets Less Liabilities - 1.79%				291,416

Net Assets - 100%				$16,303,576

§ Represents 7 day effective yield
* Securities valued using Matrix System (note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$426,159
Aggregate gross unrealized depreciation				(677,159)

Net unrealized depreciation				$(251,000)

Summary of Investments by Category
		% of Net
Category		Assets	Value
United States Agency & Related Obligations		42.52%	$6,932,508
Asset-Backed Securities		0.46%	75,612
Mortgage-Backed Securities		16.00%	2,608,747
Commercial Mortgage-Backed Securities		5.72%	932,461
Corporate Obligations		32.11%	5,234,307
Investment Company		1.40%	228,525
Total		98.21%	$16,012,160
				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $1,683,446 (10.33% of net assets) whose values have been estimated using a matrix pricing system approved by the Trust’s Board of Trustees.  When a security is valued using the matrix pricing system, the value for the security is determined by considering the yields of securities of comparable price, yield, yield curve, maturity, and relative risk, especially the current market yields of U.S. Treasury securities with similar remaining years to maturity.  The value for the security is then periodically recalibrated by use of an observable input such as a dealer quote.  The values estimated using the matrix pricing system may differ from the values that would have resulted from actual purchase and sale transactions.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 1 - Investment Valuation - continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
US Agency Obligations	$ 6,932,508	$ -	$ 6,932,508	$ -
Asset-Backed Securities	75,612	-	75,612	-
Mortgage-Backed Securities	2,608,747	-	2,537,513	71,234
Commercial Mortgage-Backed Securities	932,461	-	932,461	-
Corporate Obligations	5,234,307	-	5,234,307	-
Investment Company	228,525	-	228,525	-
Total	$16,012,160	$ -	$15,940,926	$ 71,234

The following is a reconciliation of the Fund's Level 3 investments in securities:

Balance, beginning of fiscal year			$91,224
	Accrued discounts / (premiums)		(35)
Realized gain (loss)			(105)
	Change in unrealized appreciation (depreciation)		(496)
Net purchases (sales)			(19,354)
Balance, end of current period			$71,234

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 92.35%

Business Services - 18.95%
*	ACI Worldwide, Inc.	676,133	$11,595,681
	Balchem Corp.	426,237	14,283,202
*	Concur Technologies, Inc.	389,052	16,631,973
*	Diodes, Inc.	973,756	19,913,310
ß	Dynamic Materials Corp.	922,127	18,488,646
*ß	IRIS International, Inc.	1,504,138	18,591,146
*	Nuance Communications, Inc.	780,420	12,127,727
*ß	PROS Holdings, Inc.	1,730,877	17,914,577
			129,546,262
Consumer Related - 7.89%
*	Dolby Laboratories, Inc.	304,400	14,529,012
*	DTS, Inc.	510,467	17,463,076
*	Green Mountain Coffee Roasters, Inc.	269,067	21,920,888
			53,912,976
Industrial Products & Systems - 19.94%
*	ANSYS, Inc.	383,396	16,662,390
	CARBO Ceramics, Inc.	371,825	25,347,310
	Cognex Corp.	787,700	13,958,044
*	Dionex Corp.	138,540	10,233,950
*	FEI Co.	751,883	17,563,987
*	FLIR Systems, Inc.	618,963	20,252,469
*ß	Measurement Specialties, Inc.	1,104,580	11,101,029
	Sun Hydraulics Corp.	392,505	10,303,256
*ß	Symyx Technologies, Inc.	1,974,708	10,860,894
			136,283,329
Information/Knowledge Management - 19.38%
*	Accelrys, Inc.	615,738	3,528,179
ß	American Software, Inc.	1,128,693	6,772,158
	Blackbaud, Inc.	789,197	18,648,725
*	Manhattan Associates, Inc.	605,903	14,559,849
*	Netscout Systems, Inc.	1,215,895	17,800,703
	NIC, Inc.	1,059,222	9,681,289
	Quality Systems, Inc.	300,673	18,879,258
*	Rovi Corp.	715,045	22,788,484
*	Tyler Technologies, Inc.	994,838	19,807,225
			132,465,870

			(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Medical/Health Care - 18.86%
	*	Abaxis, Inc.	850,767	$21,737,097
	*	Affymetrix, Inc.	780,360	4,557,302
	*	Bruker Corp.	568,600	6,857,316
	*	Gen-Probe, Inc.	307,168	13,177,507
	*	Immucor, Inc.	896,516	18,145,484
	*ß	Kensey Nash Corp.	726,597	18,528,223
	*	MedAssets, Inc.	458,012	9,714,435
		Meridian Bioscience, Inc.	862,796	18,593,254
	*	Palomar Medical Technologies, Inc.	417,270	4,206,082
		Techne Corp.	196,098	13,444,479
				128,961,179
	Pharmaceuticals - 7.33%
	*	Albany Molecular Research, Inc.	381,293	3,462,140
	*	Human Genome Sciences, Inc.	130,874	4,004,744
	*	Incyte Corp Ltd.	431,570	3,931,603
	*	Kendle International, Inc.	568,810	10,414,911
		Medicis Pharmaceutical Corp.	262,570	7,102,519
	*	Neogen Corp.	896,938	21,176,706
				50,092,623

		Total Common Stocks (Cost $468,771,428)		631,262,239

INVESTMENT COMPANY - 6.69%
	§	Dreyfus Cash Management, 0.08%		30,901,958
	§	Fidelity Institutional Money Market Funds, 0.25%		14,859,813

		Total Investment Company (Cost $45,761,771)		45,761,771

Total Value of Investments (Cost $514,533,199) - 99.04%				$677,024,010

Other Assets Less Liabilities - 0.96%				6,579,547

	Net Assets - 100%			$683,603,557

*	Non-income producing investment
§	Represents 7 day effective yield.
ß	Affiliated company - The Fund owns greater than 5% of this security. See Note 1 for more information.

				(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
				Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$179,834,340
Aggregate gross unrealized depreciation				(17,343,529)

Net unrealized appreciation				$162,490,811

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Business Services	18.95%	$129,546,262
	Consumer Related	7.89%	53,912,976
	Industrial Products & Systems	19.94%	136,283,329
	Information/Knowledge
	Management	19.38%	132,465,870
	Medical/Health Care	18.86%	128,961,179
	Pharmaceuticals	7.33%	50,092,623
	Other	6.69%	45,761,771
	Total	99.04%	$677,024,010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

				(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 631,262,239	$ 631,262,239	$ -	$ -
Investment Company	45,761,771	-	45,761,771	-
Total	$ 677,024,010	$ 631,262,239	$ 45,761,771	$ -

Affiliated Companies
An affiliated company is one that can have direct or indirect common ownership. The Fund owns greater than 5% of the companies listed in the table below as of December 31, 2009.

Security	Number of Shares	Net Profit (Loss)	Dividends or Interest	Value

American Software, Inc.	1,128,693	-	-	$ 6,772,158
Dynamic Materials Corp.	922,127	-	-	18,488,646
IRIS International, Inc.	1,504,138	-	-	18,591,146
Kensey Nash Corp.	726,597	-	-	18,528,223
Measurement Specialties, Inc.	1,104,580	-	-	11,101,029
Pros Holdings, Inc.	1,730,877	-	-	17,914,577
Symix Technologies, Inc.	1,974,708	-	-	10,860,894
TOTAL	9,091,720	-	-	$ 102,256,673

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 99.48%

Australian Equity - 1.59%
	Redflex Holdings Ltd	93,528	$173,900
			173,900
Austrian Equity - 1.89%
	Raiffeisen International Bank Holding AG	3,674	207,758
			207,758
Bermuda Equities - 3.90%
*	Nabors Industries Ltd	9,182	200,994
*	Tyco International Ltd	6,358	226,853
			427,847
Canadian Equities - 3.72%
	Canadian Natural Resources Ltd	2,826	204,296
	Le Chateau Inc	15,700	203,848
			408,144
Chinese Equities - 3.85%
	China Shineway Pharmaceutical Group Ltd	112,310	210,605
	Ping An Insurance Group Co of China Ltd	24,100	211,354
			421,959
Egyptian Equity - 1.27%
Ω	Orascom Telecom Holding SAE	6,045	138,975
			138,975
Finland Equity - 2.58%
	Kone OYJ	6,600	283,079
			283,079
French Equities - 5.33%
*µ	Flamel Technologies SA	6,026	44,592
	Neopost SA	2,803	231,416
	Sanofi-Aventis SA	3,911	308,280
			584,288
German Equity - 1.55%
*	Bayerische Motoren Werke AG	3,705	169,730
			169,730
Hong Kong Equities - 5.46%
	Chaoda Modern Agriculture Holdings Ltd	288,000	308,288
	Esprit Holdings Ltd	34,804	232,287
	Vitasoy International Holdings Ltd	83,215	58,383
			598,958
Indian Equity - 1.85%
Ω	LIC Housing Finance Ltd	5,866	202,395
			202,395

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Irish Equities - 6.19%
	C&C Group PLC	45,363	$195,474
	DCC Plc	8,627	240,833
*µ	ICON PLC	7,924	172,189
	Total Produce PLC	145,371	70,758
			679,254
Israeli Equity - 2.47%
µ	Teva Pharmaceutical Industries Ltd	4,814	270,451
			270,451
Italian Equity - 2.45%
	Azimut Holding SpA	20,014	268,756
			268,756
Japanese Equities - 16.46%
	Asatsu-DK Inc	7,072	139,925
	Daibiru Corp	20,400	146,975
	Japan Tobacco Inc	127	430,019
	Mitsubishi Estate Co Ltd	10,700	171,080
	Nissin Healthcare Food Service Co Ltd	8,387	104,338
*	Rakuten Inc	254	194,264
	Sapporo Holdings Ltd	31,000	170,695
	Suruga Bank Ltd	18,800	163,920
*	Yamaha Motor Co Ltd	22,490	283,680
			1,804,896
Korean Equity - 1.76%
µ	SK Telecom Co Ltd	11,903	193,543
			193,543
Mexican Equities - 3.63%
µ	Fomento Economico Mexicano SAB de CV	4,788	229,249
	Wal-Mart de Mexico SAB de CV	37,518	168,436
			397,685
Netherlands Equity - 1.85%
	Wolters Kluwer NV	9,281	203,286
			203,286
Singapore Equity - 2.45%
	UOB-Kay Hian Holdings Ltd	249,962	268,623
			268,623
South African Equity - 2.15%
µ	Sasol Ltd	5,911	236,085
			236,085

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Swiss Equities - 9.86%
	Nestle SA	7,781	$376,815
	Nobel Biocare Holding AG	7,376	247,480
	Roche Holding AG	1,502	254,729
	The Swatch Group AG	799	201,870
			1,080,894
	United Kingdom Equities - 15.27%
	BP PLC	20,311	196,958
	Diageo PLC	15,435	270,413
	International Personal Finance PLC	68,204	229,279
	Management Consulting Group PLC	359,431	103,111
	Reed Elsevier PLC	40,508	334,872
	* Southern Cross Healthcare Ltd	101,770	228,626
	United Business Media Ltd	23,448	175,991
	The Vitec Group PLC	21,409	134,598
			1,673,848
	United States Equity - 1.95%
	Invesco Ltd	9,106	213,900
			213,900

	Total Common Stocks (Cost $9,272,836)		10,908,254

INVESTMENT COMPANY - 0.24%
	§ Dreyfus Cash Management, 0.08%		26,545

	Total Investment Company (Cost $26,545)		26,545

Total Value of Investments (Cost $9,299,381) - 99.72%			$10,934,799

Other Assets Less Liabilities - 0.28%			30,314

	Net Assets - 100%		$10,965,113

*	Non-income producing investment.
µ	American Depositary Receipt.
Ω	Global Depositary Receipts.
§	Represents 7 day effective yield.

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
			Value (Note 1)

The following acronyms and abbreviations are used in this portfolio:

AG - Aktiengesellschaft (Austrian, German, & Switzerland)
NV - Naamloze Vennootschap (Dutch)
OYJ - Julkinen Osakeyhtiö (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (French & Switzerland)
SAB de CV - Convertible Securities (Mexican)
SAE - Societe Anonyme Egyptienne (Egyptian)
SpA - Societa Per Azioni (Italian)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$2,425,724
Aggregate gross unrealized depreciation			(790,306)

Net unrealized appreciation			$1,635,418

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	21.69%	$2,378,688
Consumer Staples	20.78%	2,278,531
Energy	7.64%	838,333
Financials	19.01%	2,084,041
Health Care	15.84%	1,736,951
Industrials	7.79%	853,876
Information Technology	3.70%	405,317
Telecommunication Services	3.03%	332,517
Other	0.24%	26,545
Total	99.72%	$10,934,799

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2		Level 3
Common Stocks	$ 10,908,254	$ 10,908,254		$-	$ -
Investment Company	26,545	-	26,545		-
Total	$ 10,934,799	$ 10,908,254	$ 26,545		$ -

(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 99.56%

Consumer Discretionary - 14.55%
	Coach, Inc.	9,528	$348,058
*	Dick's Sporting Goods, Inc.	11,196	278,445
	Family Dollar Stores, Inc.	4,298	119,613
	Staples, Inc.	6,333	155,728
*	Starbucks Corp.	8,231	189,807
*	Tractor Supply Co.	5,583	295,676
			1,387,327
Consumer Staples - 3.41%
*	Hansen Natural Corp.	3,902	149,837
*	Whole Foods Market, Inc.	6,381	175,158
			324,995
Energy - 7.78%
*	Cameron International Corp.	6,560	274,208
	Diamond Offshore Drilling, Inc.	3,418	336,400
	Smith International, Inc.	4,855	131,910
			742,518
Financials - 3.98%
*	Stifel Financial Corp.	2,942	174,284
	T Rowe Price Group, Inc.	3,862	205,651
			379,935
Health Care - 25.49%
*	Allscripts-Misys Healthcare Solutions, Inc.	12,587	254,635
*	Celgene Corp.	6,773	377,121
*	Covance, Inc.	4,864	265,429
*	IDEXX Laboratories, Inc.	4,018	214,722
	Meridian Bioscience, Inc.	8,959	193,066
*	Myriad Genetics, Inc.	6,790	177,219
*	Parexel International Corp.	13,410	189,081
μ	Shire PLC	4,367	256,343
*	St Jude Medical, Inc.	7,789	286,479
*	Waters Corp.	3,513	217,665
			2,431,760

			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 14.29%
*	Copart, Inc.	6,489	$237,692
	Expeditors International of Washington, Inc.	6,032	209,491
	Fastenal Co.	4,185	174,264
*	Iron Mountain, Inc.	8,606	195,873
	JB Hunt Transport Services, Inc.	4,497	145,118
	MSC Industrial Direct Co.	2,775	130,425
*	Old Dominion Freight Line, Inc.	2,842	87,249
*	Quanta Services, Inc.	8,795	183,288
			1,363,400
Information Technology - 26.14%
*	Akamai Technologies, Inc.	8,394	212,620
*	ANSYS, Inc.	2,289	99,480
	Blackbaud, Inc.	9,515	224,839
*	Citrix Systems, Inc.	4,766	198,313
*	Concur Technologies, Inc.	2,573	109,996
*	Diodes, Inc.	6,357	130,001
	Factset Research Systems, Inc.	2,877	189,508
*	FLIR Systems, Inc.	14,673	480,100
*	NetApp, Inc.	6,461	222,194
*	Rovi Corp.	5,354	170,632
	The Western Union Co.	11,896	224,240
*	Trimble Navigation Ltd.	9,176	231,235
			2,493,158
Materials - 3.92%
	Ecolab, Inc.	4,961	221,162
	Sigma-Aldrich Corp.	3,025	152,853
			374,015

	Total Common Stocks (Cost $7,313,752)		9,497,108

INVESTMENT COMPANY - 6.54%
§	Dreyfus Cash Management, 0.08%		460,202
§	Fidelity Institutional Money Market Funds, 0.25%		163,150

	Total Investment Company (Cost $623,352)		623,352

Total Value of Investments (Cost $7,937,104) - 106.10%			$10,120,460

Liabilities in Excess of Other Assets - (6.10)%			(582,197)

Net Assets - 100%			$9,538,263
			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
				Value (Note 1)

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$2,219,855
Aggregate gross unrealized depreciation				(36,499)

	Net unrealized appreciation			$2,183,356

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	14.55%	$1,387,327
	Consumer Staples	3.41%	324,995
	Energy	7.78%	742,518
	Financials	3.98%	379,935
	Health Care	25.49%	2,431,760
	Industrials	14.29%	1,363,400
	Information Technology	26.14%	2,493,158
	Materials	3.92%	374,015
	Other	6.54%	623,352
	Total	106.10%	$10,120,460

				(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 9,497,108	$ 9,497,108	-	$ -
Investment Company	623,352	-	$ 623,352	-
Total	$ 10,120,460	$ 9,497,108	$ 623,352	$ -

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Angela D. Mincher
Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk
Douglas S. Folk President and Principal Executive Officer, EARNEST Partners Fixed Income Trust
Date: February 26, 2010

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, The Nottingham Investment Trust II
Vice President and Principal Executive Officer,
The Brown Capital Management Small Company
Fund, The Brown Capital Management
International Equity Fund, and The Brown
Capital Management Mid-Cap Fund

Date: February 28, 2010

By: (Signature and Title)	/s/ Angela D. Mincher
Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II
Date: February 26, 2010